Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

5.Redeemable Convertible Preferred Stock

Par value for each redeemable convertible preferred stock share series is $0.0001. Redeemable convertible preferred stock outstanding as of June 30, 2021 and 2020 was 41,587,368 and 32,653,742, respectively. No redeemable convertible preferred stock shares were issued or repurchased during the six months ended June 30, 2021 or 2020.

10.         Redeemable Preferred Stock

Par value for redeemable preferred shares is $0.0001. The following is a summary of the Company’s authorized and outstanding redeemable preferred shares as of Dec 31, 2020 and 2019:

	2020	2019
Preferred shares authorized
Series A preferred	6,746,233	6,746,233
Series B preferred	7,588,369	7,588,369
Series C preferred	6,001,269	6,001,269
Series D preferred	12,317,871	17,596,960
Series D1 preferred	9,038,488	—
Total preferred shares authorized	41,692,230	37,932,831

	2020	2019
Preferred shares issued and outstanding
Series A preferred	6,641,371	6,746,233
Series B preferred	7,588,369	7,588,369
Series C preferred	6,001,269	6,001,269
Series D preferred	12,317,871	12,317,871
Series D1 preferred	9,038,488	—
Total preferred shares issued and outstanding	41,587,368	32,653,742

10.         Redeemable Preferred Stock (continued)

In the event of any liquidation, dissolution or winding-up of the Company, a sale of all or substantially all of the assets of the Company, a merger or consolidation of the Company with or into another entity (other than for solely reorganizational purposes) or a sale of a majority of the capital stock of the Company (each such event, a “Liquidation Event”), the holders of Series D Preferred Stock and Series D-1 Preferred Stock are entitled, on a pari passu basis, to receive prior to any distribution of any assets or funds of the Company to the holders of Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock or Common Stock, by reason of their ownership thereof, an amount per share equal to the applicable original issue price per share for such series of Preferred Stock, plus any declared but unpaid dividends. As of December 31, 2020 and 2019, there were no unpaid dividends.

In the event of any Liquidation Event and after payment in full of the amounts owed to the holders of Series D Preferred Stock and Series D-1 Preferred Stock, by reason of their ownership thereof, the holders of Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock are entitled, on a pari passu basis, to receive prior to any distribution of any assets or funds of the Company to the holders of Common Stock, by reason of their ownership thereof, an amount per share equal to the applicable original issue price per share for such series of Preferred Stock, plus any declared but unpaid dividends.

Notwithstanding the foregoing, a holder of shares of a series of Preferred Stock shall be deemed to have converted such holder’s shares of such series of Preferred Stock into shares of Common Stock immediately prior to the Liquidation Event if, as a result of an actual conversion of all shares of such series of Preferred Stock, such holder would receive, in the aggregate with respect to such shares, an amount greater than the amount distributable to such holder if such holder did not convert such series of Preferred Stock into shares of Common Stock. If any holder shall be deemed to have converted shares of Preferred Stock into Common Stock, then such holder is deemed to have waived the right to any distribution that would be made to holders of Preferred Stock that have not or have not been deemed to have converted into shares of Common Stock.

The Preferred Stock is classified outside of shareholders’ equity in the mezzanine section of the balance sheet given that the preferred shareholders’ control the board.